Consolidated Statements of Financial Position (Parenthetical) - € / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 24, 2022
Statement of financial position [abstract]
Par value per share	€ 0.01	€ 0.01	€ 0.02	€ 0.01
Shares issued (in shares)	251,408,922	246,262,004	193,426,478
Shares outstanding (in shares)	251,408,922	246,262,004	193,426,478